Income tax expense (Tables)	12 Months Ended
Dec. 31, 2020
Income tax expense
Summary of income tax expense

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Current tax
PRC enterprise income tax	21,073	20,393	486
Deferred tax
Origination and reversal of temporary differences (Note 22)	(2,565)	(6,357)	(13,073)
Income tax expense/(credit)	18,508	14,036	(12,587)

Summary of taxation on the Group?s profit/(loss) before income tax differs from the theoretical amount that would arise using the taxation rate of PRC

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
(Loss)/profit before income tax	(233,972)	152,364	(259,492)
Calculated at a taxation rate of 25%	(58,493)	38,091	(64,873)
Expenses not tax deductible	79,114	25,920	42,824
Income not subject to tax	(1,716)	(50,693)	(1,165)
Utilisation of previously unrecognised tax losses	(65)	—	(428)
Recognition of previously unrecognised temporary difference	—	384	(520)
Tax losses not recognised	—	2,369	13,034
Difference in overseas tax rates	(364)	(124)	351
Under‑provision in respect of prior years	32	—	—
Over‑provision in respect of prior years	—	(1,727)	(1,810)
Effect of preferential tax rates	—	(184)	—
Income tax expense/(credit)	18,508	14,036	(12,587)